Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2015	2014	2013
Weighted average shares basic	88.2	92.1	95.5
Effect of dilutive securities:
stock options/share awards	0.2	0.3	0.4

Weighted average shares diluted	88.4	92.4	95.9